As filed with the Securities and Exchange Commission on May 20, 2011

Registration No. 333-40265; 811-08481

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 33

(Check appropriate box or boxes)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

(Exact Name of Registrant as specified in Charter)

225 Franklin Street

Boston, MA 02110

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Goodwin Procter LLP

901 New York Ave., N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Variable Insurance Trust I, certifies that it meets all requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 20th day of May, 2011.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURES	TITLE	DATE

	/s/ J. Kevin Connaughton	President	May 20, 2011
	J. Kevin Connaughton	(Principal Executive Officer)

	/s/ Michael G. Clarke	Chief Financial Officer	May 20, 2011
	Michael G. Clarke	(Principal Financial Officer)

	/s/ Joseph F. DiMaria	Chief Accounting Officer	May 20, 2011
	Joseph F. DiMaria	(Principal Accounting Officer)

	EDWARD J. BOUDREAU, JR.*	Trustee	May 20, 2011
Edward J. Boudreau, Jr.

	WILLIAM P. CARMICHAEL*	Trustee	May 20, 2011
William P. Carmichael

	WILLIAM A. HAWKINS*	Trustee	May 20, 2011
William A. Hawkins

	R. GLENN HILLIARD*	Trustee	May 20, 2011
R. Glenn Hilliard

	MINOR M. SHAW*	Trustee	May 20, 2011
Minor M. Shaw

	JOHN J. NAGORNIAK*	Trustee	May 20, 2011
John J. Nagorniak

	ANTHONY M. SANTOMERO*	Trustee	May 20, 2011
Anthony M. Santomero

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Attorney-in-Fact**
May 20, 2011

**	Executed by Ryan C. Larrenaga on behalf of each Trustee pursuant to a Power of Attorney dated October 28, 2010, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed February 17, 2011.

EXHIBIT INDEX

Columbia Funds Variable Insurance Trust I

File Nos. 333-40265; 811-08481

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase